Stockholders' Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Stockholders' Equity	Stockholders’ Equity
Common Stock - Our authorized capital stock consists of 60,000,000 shares of common stock with a par value of $0.01 per share, with 33,694,396 and 33,322,535 shares were issued and outstanding as of December 31, 2024 and 2023, respectively.
Preferred Stock - Our authorized capital stock includes preferred stock of 5,000,000 shares with a par value of $0.01 per share, with no shares outstanding as of December 31, 2024 and 2023.
Earnings (Loss) Per Share - Basic earnings (loss) per share is determined by dividing net income by the weighted average number of common shares outstanding during the year. Diluted earnings (loss) per share presented is determined by dividing net income by the weighted average number of common shares and potential common shares outstanding during the period as determined by the treasury stock method. Potential common shares are included in the diluted earnings per share calculation when dilutive.
Diluted earnings (loss) per share for years ended December 31, 2024, 2023 and 2022 includes the effects of potential common shares when dilutive and is as follows:

	2024	2023	2022
Net income (loss)	$(27,867)	$49,411	$(21,971)
Net income (loss) from continuing operations	$(35,734)	$43,633	$(16,626)
Net income (loss) from discontinued operations	$7,867	$5,778	$(5,345)
Weighted average number of common shares outstanding (in '000s)	33,418	33,040	32,334
Dilutive effect of restricted stock grants after application of the treasury stock method (in '000s)	—	541	—
Dilutive shares outstanding	33,418	33,581	32,334
Basic earnings (loss) per share from continuing operations	$(1.07)	$1.32	$(0.51)
Basic earnings (loss) per share from discontinued operations	$0.24	$0.18	$(0.17)
Diluted earnings (loss) per share from continuing operations	$(1.07)	$1.30	$(0.51)
Diluted earnings (loss) per share from discontinued operations	$0.24	$0.17	$(0.17)
There were 428 thousand anti-dilutive shares for the year ended December 31, 2024. There were no anti-dilutive shares for the year ended December 31, 2023. There were 113 thousand anti-dilutive shares for the year ended December 31, 2022.
Dividends — We have not declared or paid any cash dividends in the past. The terms of our Credit Agreement restrict the payment or distribution of our cash or other assets, including cash dividend payments.